Comparative Figures - Consolidated Statement of Earnings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated statement of earnings [line items]
Cost of goods sold		$ (13,380)	$ (3,316)
Selling expenses		(2,337)	(29)
General and administrative expenses		(539)	(185)
Provincial mining and other taxes		(250)	(146)
Merger and related costs		(170)	(84)
Other expenses		(43)	(125)
NET EARNINGS	[1]	$ 3,573	327
Previously reported [member]
Disclosure of consolidated statement of earnings [line items]
Cost of goods sold			(3,335)
Selling and administrative expenses			(214)
Provincial mining and other taxes			(151)
Merger and related costs			(84)
Other expenses			(17)
NET EARNINGS			(3,801)
Reclassification Amounts [member]
Disclosure of consolidated statement of earnings [line items]
Cost of goods sold			19
Selling and administrative expenses			214
Selling expenses			(29)
General and administrative expenses			(185)
Provincial mining and other taxes			5
Merger and related costs			84
Other expenses			(108)
Reported after Reclassifications [member]
Disclosure of consolidated statement of earnings [line items]
Cost of goods sold			(3,316)
Selling expenses			(29)
General and administrative expenses			(185)
Provincial mining and other taxes			(146)
Other expenses			(125)
NET EARNINGS			$ (3,801)

[1]	All equity transactions were attributable to common shareholders.